Schedule of Lease Rental Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 127,680	$ 142,553	$ 257,996	$ 286,494
Interest income on net investment in finance leases	5,674	5,810	10,958	8,807
Interest income on container leaseback financing receivable	4,069	2,345	8,075	2,345
Variable lease revenue	7,351	5,535	13,223	14,711
Total lease rental income	144,774	156,243	290,252	312,357
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	112,796	118,037	228,599	236,908
Interest income on net investment in finance leases	5,674	5,810	10,958	8,807
Interest income on container leaseback financing receivable	4,069	2,345	8,075	2,345
Variable lease revenue	6,109	4,247	11,088	11,940
Total lease rental income	128,648	130,439	258,720	260,000
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	14,884	24,516	29,397	49,586
Variable lease revenue	1,242	1,288	2,135	2,771
Total lease rental income	$ 16,126	$ 25,804	$ 31,532	$ 52,357